Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

7. Commitments and Contingencies

Arbitration

Under the Research and Licensing Agreement between Pieris AG and TUM as of July 26, 2007, Pieris AG is required to make payments to TUM based on Pieris AG’s revenues generated from entering into sub-licensing agreements with any third party with respect to University Inventions and/or Joint Inventions (each as defined in the Research and Licensing Agreement). These revenues include upfront license payments as well as milestone payments received by Pieris AG from third parties. Pieris AG has signed six sub-licensing agreements between 2004 and 2012 (the period under dispute), under which it has recorded revenues. Pieris AG acknowledges an obligation to TUM; however, the parties disagree regarding the amount due. In March 2014, the Company initiated arbitration proceedings in order to resolve the dispute. Although it is not possible to predict the outcome of such arbitration, Pieris AG has assessed the degree of probability and the reasonably possible losses that it could incur as a result of these matters. Pieris AG believes that its accrual for possible liability under the agreement as of September 30, 2014 (in an amount of $342,219) appropriately reflects its estimated future payment obligations. The amount currently in dispute is $2,775,148.

After Pieris AG instituted the arbitration proceeding, TUM submitted its position to the Deutsche Institution für Schiedsgerichtsbarkeit that it does not have capacity to be sued under the action for a declaratory arbitration decision brought by Pieris AG in relation to the TUM License Agreement, and that instead, it is the Free State of Bavaria that is the proper respondent to said action. In turn, Pieris AG responded that TUM’s argument is not sustainable because based on applicable principles under the German civil law rules on agency and representation and relativity of (contractual) obligations (which is akin to the common law doctrine of privity of contract), in entering into the TUM License Agreement in the name of itself as a legal entity engaging in private legal transactions, TUM was conducting affairs relating to it as a body in its own right and was not engaging in a governmental matter nor acting as an agent of the government, TUM thus has capacity to be sued in relation to any disputes arising from and regarding contractual provisions of the TUM License Agreement and is thus also the proper respondent in the action.

As of the date of this report, each party to the arbitration proceeding has appointed one arbitrator and the party-named arbitrators collectively selected the third arbitrator as the chairman of the arbitration panel. The panel has indicated that it will first decide the issue of whether TUM is the proper respondent in this action and has set a date for a first hearing in Munich, Germany on January 20, 2015.

On December 1, 2014, TUM filed its statement of defense, maintaining its earlier calculation of the Out-License Fee. Pieris AG has until January 12, 2015 to file a reply brief in response to TUM’s defense.

Tax Field Audit

On July 11, 2014 a tax field audit for the years 2010 to 2012 in accordance with §193 paragraph 1 AO under German law was announced by the tax office Freising. The tax field audit took place in July 2014. Preliminary results indicate a reduction of Pieris AG’s net operating loss carryforwards on German corporate income tax by $646,814 for each of the years ended December 31, 2012 and 2013.

10. Commitments and Contingencies

Licensing Commitments

Pieris AG has license agreements with two parties under which Pieris AG is obliged to pay annual license fees. One agreement is between IBA GmbH and Pieris AG which requires annual license payments of $41,298 and relates to licenses for Strep-tag technology that represent tool technologies and which are used for research purposes only. The agreement expires 2024.

Another license agreement exists between TUM and Pieris AG (see Note 9 Related-Party Transactions). Under this agreement, Pieris AG is obliged to pay an annual license fee of $68,830 to TUM.

The table below shows the annual license fee commitments under the two agreements as of December 31, 2013:

License payments
2014	$110,128
2015	110,128
2016	110,128
2017	110,128
2018	110,128
Thereafter	867,258

Total minimum license payments	$1,417,898

Leases

Pieris AG leases office and laboratory space in Freising, Germany. The lease has defined termination date and can be cancelled with a notification period of eight months at the end of each quarter. Rent expenses are calculated on a straight-line basis over the term of the lease.

Pieris AG’s contractual commitments of the non-cancellable portion under this operating lease as of December 31, 2013 are as follows:

Total
2014	$200,433

Rent expense under Pieris AG’s operating lease was $289,991 and $280,862 for the years ended December 31, 2013 and 2012, respectively.

Arbitration

Under the Research and Licensing Agreement between Pieris AG and TUM as of July 26, 2007, Pieris AG is required to make payments to TUM based on Pieris AG’s revenues generated from entering into sub-licensing agreements with any third party with respect to University Inventions and/or Joint Inventions (each as defined in the Research and Licensing Agreement). These revenues include upfront license payments as well as milestone payments received by Pieris AG from third parties. Pieris AG has signed six of sub-licensing agreements between 2004 and 2012 (the period under dispute), under which it has recorded revenues. Pieris AG acknowledges an obligation to TUM; however, the parties disagree regarding the amount due. On March 20, 2014, the Company initiated arbitration proceedings in order to resolve the dispute. Although it is not possible to predict the outcome of such arbitration, Pieris AG has assessed the degree of probability and the reasonably possible losses that it could incur as a result of these matters. Pieris AG believes that its accrual for possible liability under the agreement as of December 31, 2013 (in an amount of $373,059) appropriately reflects its estimated future payment obligations. The amount currently in dispute is $3,025,237.

After Pieris AG instituted the arbitration proceeding, TUM submitted its position to the Deutsche Institution für Schiedsgerichtsbarkeit that it does not have capacity to be sued under the action for a declaratory arbitration decision brought by Pieris AG in relation to the TUM License Agreement, and that instead, it is the Free State of Bavaria that is the proper respondent to said action. In turn, Pieris AG responded that (a) TUM’s argument is not sustainable because based on applicable principles under the German civil law rules on agency and representation and relativity of (contractual) obligations (which is akin to the common law doctrine of privity of contract), in entering into the TUM License Agreement in the name of itself as a legal entity engaging in private legal transactions, TUM was conducting affairs relating to it as a body in its own right and was not engaging in a governmental matter nor acting as an agent of the government, and (b) TUM thus has capacity to be sued in relation to any disputes arising from and regarding contractual provisions of the TUM License Agreement and is thus also the proper respondent in the action.

As of the date of this report, each party to the arbitration proceeding has appointed one arbitrator and the party-named arbitrators collectively selected the third arbitrator as the chairman of the arbitration panel. The panel has indicated that it will first decide the issue of whether TUM is the proper respondent in this action and has set a date for a first hearing in Munich, Germany on January 20, 2015.

On December 1, 2014, TUM filed its statement of defense, maintaining its earlier calculation of the Out-License Fee. Pieris AG has until January 12, 2015 to file a reply brief in response to TUM’s defense.